UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2006

Date of reporting period:	June 30, 2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

June 30, 2005 (unaudited)

Principal
Amount (000)		Credit Rating (Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—82.5%

Aerospace—0.2%
$5,600	Armor Holdings, Inc., 8.25%, 8/15/13	B1/B+	$6,083,000

Airlines—2.0%
2,069	Continental Airlines, Inc., 8.307%, 10/2/19, Ser. 00-2	Ba2/BB-	1,721,651
	Continental Airlines, Inc., pass thru certificates,
16,559	6.92%, 4/2/13, 97-5A 9 (a)(b)	NR/NR	16,591,717
4,753	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	3,969,831
10,000	Delta Air Lines, Inc., pass thru certificates,
	7.92%, 5/18/12, Ser. 00-1	B3/CCC+	5,512,591
	Northwest Airlines, Inc., pass thru certificates,
2,483	6.81%, 2/1/20, Ser. 99-1A	Ba3/BB	2,152,025
2,728	7.575%, 3/1/19, Ser. 99-2A	Ba1/BBB	2,754,689
	United Air Lines, Inc., pass thru certificates,
1,041	2.63%, 3/2/49, Ser. 97-A, FRN	NR/NR	1,007,393
486	6.602%, 9/1/13, Ser. 01-1	NR/NR	471,463
14,929	7.186%, 4/1/11, Ser. 00-2 (c)	NR/NR	14,294,471
3,549	7.73%, 7/1/10, Ser. 00-1 A2	NR/BBB-	3,309,251
745	7.783%, 1/1/14, Ser. 00-1 A1	NR/BBB-	690,354
4,158	U.S. Airway Group, Inc., 9.625%, 9/1/24 (b)(c)	NR/NR	1,665,150
			54,140,586

Automotive—2.7%
10,450	Arvin Capital I, 9.50%, 2/1/27	Ba3/B	10,763,500
3,000	ArvinMeritor, Inc., 8.75%, 3/1/12	Ba2/BB	3,142,500
18,601	Dura Operating Corp., 8.625%, 4/15/12, Ser. B	B3/B-	16,833,905
10,000	Ford Motor Co., 7.45%, 7/16/31	Baa3/BB+	8,369,520
5,000	General Motors Corp., 8.375%, 7/15/33	Baa3/BB	4,200,000
8,300	Goodyear Tire & Rubber Co., 9.00%, 7/1/15 (d)	B3/B-	8,196,250
	Tenneco Automotive, Inc.,
2,000	8.625%, 11/15/14	B3/B-	2,020,000
9,025	10.25%, 7/15/13, Ser. B	B2/B-	10,243,375
8,245	TRW Automotive, Inc., 9.375%, 2/15/13	Ba3/BB-	9,172,562
			72,941,612

Automotive Products—0.2%
1,800	Affinia Group, Inc., 9.00%, 11/30/14 (d)	Caa1/B	1,521,000
7,000	Delphi Corp., 6.50%, 8/15/13	B3/B-	5,232,500
			6,753,500

Banking—0.4%
8,511	Riggs Capital Trust II, 8.875%, 3/15/27, Ser. C	A3/BBB	9,830,205

Building/Construction—0.1%
3,065	North American Energy Partners, Inc., 8.75%, 12/1/11	Caa1/CCC+	2,651,225

Chemicals—1.4%
2,000	Arco Chemical Co., 10.25%, 11/1/10	B1/BB-	2,210,000
5,000	Compass Minerals Group, Inc., 10.00%, 8/15/11	B3/B-	5,475,000
10,720	Equistar Chemicals LP, 10.125%, 9/1/08	B2/BB-	11,658,000
8,925	International Specialty ChemCo, Inc., 10.625%, 12/15/09, Ser. B	B2/B+	9,639,000
8,050	Nalco Co., 8.875%, 11/15/13	Caa1/B-	8,673,875
1,418	Westlake Chemical Corp., 8.75%, 7/15/11	Ba2/BB-	1,549,165
			39,205,040

Principal
Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Consumer Products—0.6%
$5,875	Buhrmann US, Inc., 8.25%, 7/1/14	B2/B	$5,904,375
9,200	Spectrum Brands, Inc., 8.50%, 10/1/13	B3/B-	9,660,000
			15,564,375

Containers & Packaging—1.5%
	Crown Euro Holdings SA,
4,150	9.50%, 3/1/11	B1/B+	4,606,500
2,700	10.875%, 3/1/13	B2/B	3,186,000
1,000	Graphic Packaging International Corp., 8.50%, 8/15/11	B2/B-	1,035,000
	Jefferson Smurfit Corp.,
11,200	7.50%, 6/1/13	B2/B	10,752,000
7,000	8.25%, 10/1/12	B2/B	7,070,000
	Owens-Brockway Glass Container, Inc.,
1,500	7.75%, 5/15/11	B1/BB-	1,601,250
7,700	8.25%, 5/15/13	B2/B	8,402,625
5,350	Stone Container Corp., 9.75%, 2/1/11	B2/B	5,684,375
			42,337,750

Energy—1.9%
17,814	NRG Energy, Inc., 8.00%, 12/15/13 (d)	B1/B	18,882,840
	Reliant Energy, Inc.,
7,125	6.75%, 12/15/14	B1/B+	7,000,312
7,025	9.25%, 7/15/10	B1/B+	7,692,375
16,400	9.50%, 7/15/13	B1/B+	18,286,000
			51,861,527

Financing—9.7%
31,839	AES Ironwood LLC, 8.857%, 11/30/25	B2/B+	36,217,244
8,412	AES Red Oak LLC, 8.54%, 11/30/19, Ser. A	B2/B+	9,421,740
12,546	BCP Crystal US Holdings Corp., 9.625%, 6/15/14	B3/B-	14,114,250
18,225	Bluewater Finance, Ltd., 10.25%, 2/15/12	B1/B	19,591,875
10,000	Bombardier Capital, Inc., 7.09%, 3/30/07, Ser. AI (a)	NR/NR	10,162,500
€275	Cirsa Finance Luxembourg SA, 8.75%, 5/15/14	B1/B+	356,234
$15,350	Consolidated Communications Holdings, Inc., 9.75%, 4/1/12 (d)	B3/NR	16,155,875
6,500	Eircom Funding, 8.25%, 8/15/13	B1/BB-	7,085,000
	Ford Motor Credit Co.,
33,000	7.375%, 2/1/11	Baa2/BB+	32,181,435
10,000	7.875%, 6/15/10	Baa2/BB+	9,891,960
	General Motors Acceptance Corp.,
2,729	6.00%, 4/1/11	Baa2/BB	2,404,838
10,000	7.25%, 3/2/11	Baa2/BB	9,387,300
19,800	7.75%, 1/19/10	Baa2/BB	19,373,508
	JET Equipment Trust,
242	7.63%, 8/15/12, Ser. 95-B (a)(c)(d)	NR/NR	149,821
400	10.00%, 6/15/12 (a)(c)(d)	NR/NR	264,000
25,190	JSG Funding plc, 9.625%, 10/1/12	B3/B-	25,315,950
9,345	KRATON Polymers LLC, 8.125%, 1/15/14 (d)	Caa1/B-	9,041,288
10,650	Refco Finance Holdings LLC, 9.00%, 8/1/12	B3/B	11,342,250

Principal
Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Financing (continued)
	Riggs Capital Trust,
$1,500	8.625%, 12/31/26 (d)	A3/BBB	$1,732,500
3,450	8.625%, 12/31/26, Ser. A	A3/BBB	3,984,750
5,375	8.875%, 3/15/27 (d)	A3/BBB	6,208,125
9,500	UGS Corp., 10.00%, 6/1/12	B3/B-	10,592,500
8,000	Universal City Dev. Partners Ltd., 11.75%, 4/1/10	B2/B-	9,220,000
			264,194,943

Food—0.5%
1	Dole Food Co., Inc., 8.875%, 3/15/11	B2/B+	872
13,400	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	13,684,750
			13,685,622

Healthcare & Hospitals—4.4%
6,000	DaVita, Inc., 7.25%, 3/15/15 (d)	B3/B	6,195,000
	HCA, Inc.,
7,000	6.375%, 1/15/15	Ba2/BB+	7,280,756
14,000	7.50%, 11/6/33	Ba2/BB+	15,127,504
	HealthSouth Corp.,
16,920	8.375%, 10/1/11 (c)	NR/NR	16,877,700
3,810	8.50%, 2/1/08 (c)	NR/NR	3,895,725
7,000	10.75%, 10/1/08	NR/NR	7,315,000
17,890	Rotech Healthcare, Inc., 9.50%, 4/1/12	B2/B+	19,231,750
	Tenet Healthcare Corp.,
6,500	6.375%, 12/1/11	B3/B	6,223,750
4,175	6.50%, 6/1/12	B3/B	3,987,125
18,070	7.375%, 2/1/13	B3/B	17,934,475
14,550	9.875%, 7/1/14	B3/B	15,677,625
			119,746,410

Hotels/Gaming—1.6%
2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	2,112,500
14,746	ITT Corp., 7.75%, 11/15/25	Ba1/BB+	15,262,110
14,279	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	16,028,582
1,100	MGM Mirage, Inc., 8.375%, 2/1/11	Ba3/B+	1,204,500
9,073	Premier Entertainment LLC, 10.75%, 2/1/12	B3/B-	8,846,175
			43,453,867

Leisure—0.6%
10,038	Six Flags, Inc., 9.75%, 4/15/13	Caa1/CCC	9,523,552
6,415	True Temper Sports, Inc., 8.375%, 9/15/11	Caa1/CCC+	5,981,988
			15,505,540

Manufacturing—0.6%
5,000	Bombardier Capital, Inc., 6.75%, 5/1/12 (d)	Ba2/BB	4,775,000
7,770	Dresser, Inc., 9.375%, 4/15/11	B2/B-	8,216,775
1,300	Invensys plc, 9.875%, 3/15/11 (d)	B3/B-	1,248,000
1,750	Reddy Ice Group, Inc., 8.875%, 8/1/11	B3/B-	1,951,250
			16,191,025

Medical Products—0.6%
6,900	Medical Device Manufacturing, Inc., 10.00%, 7/15/12, Ser. B	Caa1/B-	7,452,000
7,985	VWR International, Inc., 8.00%, 4/15/14	Caa1/B-	7,645,638
			15,097,638

Principal
Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Miscellaneous—11.9%
$39,000	Dow Jones CDX US High Yield, 8.25%, 6/29/10, Ser. 4-T1 (d)(e)	B3/NR	$39,195,000
	Dow Jones TRAC X North America High Yield Index,
44,550	7.375%, 3/25/09 (d)(e)	B3/NR	44,828,438
87,639	8.00%, 3/25/09 (d)(e)	B3/NR	86,653,044
6,000	8.00%, 6/29/10, 4-T3 (d)(e)	B3/NR	6,101,250
140,356	Target Return Index Securities Trust, High Yield,
	8.211%, 8/1/15, Ser. 2004-1, VRN (d)(e)	B1/BB-	148,506,090
			325,283,822

Multi-Media—6.9%
€4,000	Cablecom Luxembourg SCA, 9.375%, 4/15/14 (d)	Caa1/CCC+	5,490,295
$25,300	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	24,920,500
26,300	CCO Holdings LLC, 8.75%, 11/15/13	B3/CCC-	26,037,000
14,150	CF Cable TV, Inc., 9.125%, 7/15/07	Ba3/BB-	14,185,375
4,605	Charter Communications Holdings II, 10.25%, 9/15/10	Caa1/CCC-	4,679,831
8,560	Charter Communications Holdings LLC, 11.75%, 1/15/10	Ca/CCC-	6,762,400
	Charter Communications Operation LLC,
13,000	8.00%, 4/30/12 (d)	B2/B-	13,000,000
14,325	8.375%, 4/30/14 (d)	B2/B-	14,325,000
	CSC Holdings, Inc.,
6,300	7.625%, 7/15/18	B1/BB-	6,111,000
4,185	7.875%, 2/15/18	B1/BB-	4,143,150
4,425	8.125%, 7/15/09, Ser. B	B1/BB-	4,502,438
€11,370	Lighthouse International Co. SA, 8.00%, 4/30/14 (d)	B3/B	14,264,067
$24,595	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	26,747,063
€5,000	Telenet Communications NV, 9.00%, 12/15/13 (d)	B3/B-	6,885,568
	Young Broadcasting, Inc.,
$8,300	8.75%, 1/15/14	Caa1/CCC	7,387,000
7,412	10.00%, 3/1/11	Caa1/CCC	7,078,460
			186,519,147

Oil & Gas—9.7%
	Dynegy Holdings, Inc.,
1,300	9.875%, 7/15/10 (d)	B3/B-	1,443,000
1,250	10.125%, 7/15/13 (d)	B3/B-	1,418,750
3,050	Dynegy-Roseton Danskammer, 7.27%, 11/8/10, Ser. A	Caa2/B	3,050,000
	El Paso Co.,
2,625	6.95%, 6/1/28	Caa1/B-	2,310,000
1,350	7.625%, 9/1/08	Caa1/B-	1,387,125
4,300	7.75%, 6/15/10	Caa1/B-	4,407,500
	El Paso Energy Corp.,
5,650	7.375%, 12/15/12	Caa1/B-	5,692,375
375	7.75%, 1/15/32	Caa1/B-	367,500
29,150	7.80%, 8/1/31	Caa1/B-	28,494,125
1,600	7.875%, 6/15/12	Caa1/B-	1,656,000
27,850	8.05%, 10/15/30	Caa1/B-	27,710,750
19,615	El Paso Production Holding Co., 7.75%, 6/1/13	B3/B	21,037,087
10,000	Ferrellgas LP, 6.75%, 5/1/14	Ba3/B+	9,700,000
11,700	Ferrellgas Partners LP, 8.75%, 6/15/12	B2/B-	11,758,500
10,000	Gaz Capital SA, 8.625%, 4/28/34	Baa2/BB-	12,550,000
	Hanover Compressor Co.,
7,585	8.625%, 12/15/10	B3/B	8,059,063
2,965	9.00%, 6/1/14	B3/B	3,172,550

Principal
Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Oil & Gas (continued)
$13,850	Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A	B2/B+	$14,473,250
3,625	Newpark Resources, Inc., 8.625%, 12/15/07, Ser. B	B2/B	3,606,875
€200	Preem Petroleum AB, 9.00%, 5/15/14	B2/B	280,265
$25,500	Roseton/Danskammer, 7.67%, 11/8/16, Ser. B	Caa2/B	24,495,938
	Sonat, Inc.,
5,000	7.00%, 2/1/18	Caa1/B-	4,637,500
8,000	7.625%, 7/15/11	Caa1/B-	8,100,000
450	SESI LLC, 8.875%, 5/15/11	B1/BB-	482,625
3,350	TransMontaigne, Inc., 9.125%, 6/1/10	B3/B	3,500,750
4,400	Vintage Petroleum, Inc., 7.875%, 5/15/11	B1/B	4,664,000
47,500	Williams Cos., Inc., 7.875%, 9/1/21	B1/B+	54,268,750
			262,724,278

Paper/Paper Products—2.4%
	Abitibi-Consolidated, Inc.,
1,000	7.50%, 4/1/28	Ba3/BB-	872,500
9,500	8.375%, 4/1/15	Ba3/BB-	9,737,500
8,525	8.55%, 8/1/10	Ba3/BB-	8,929,937
18,009	8.85%, 8/1/30	Ba3/BB-	17,333,663
6,000	Bowater Canada Finance Corp., 7.95%, 11/15/11	Ba3/BB	6,382,500
	Georgia-Pacific Corp.,
4,375	8.00%, 1/15/24	Ba3/BB+	5,053,125
13,800	8.875%, 5/15/31	Ba3/BB+	17,146,500
			65,455,725

Printing/Publishing—1.7%
16,886	American Media Operations, Inc., 10.25%, 5/1/09, Ser. B	Caa1/CCC+	16,970,430
18,558	Dex Media West LLC, 9.875%, 8/15/13, Ser. B	B2/B	21,248,910
1,000	Hollinger, Inc., 11.875%, 3/1/11 (d)	B3/NR	1,006,250
	PRIMEDIA, Inc.,
1,292	7.625%, 4/1/08	B2/B	1,309,765
330	8.00%, 5/15/13	B2/B	332,475
4,000	Sheridan Group, Inc., 10.25%, 8/15/11	B1/B	4,175,000
			45,042,830

Real Estate—0.4%
10,000	B.F. Saul REIT, 7.50%, 3/1/14	B3/B+	10,400,000

Retail—0.6%
	JC Penney Co., Inc.,
75	7.125%, 11/15/23	Ba1/BB+	81,750
1,325	7.40%, 4/1/37	Ba1/BB+	1,437,625
15,000	8.125%, 4/1/27	Ba1/BB+	15,900,000
			17,419,375

Telecommunications—10.8%
11,300	American Cellular Corp., 10.00%, 8/1/11, Ser. B	Caa1/B-	11,526,000
6,930	AT&T Corp., 9.75%, 11/15/31	Ba1/BB+	9,052,312
4,886	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	Caa2/NR	4,934,990
6,280	Centennial Communications Corp., 8.125%, 2/1/14	B3/CCC	6,719,600
26,800	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	27,604,000
4,700	Dobson Communications Corp., 8.875%, 10/1/13	Ca/CCC	4,324,000
5,000	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15 (d)	Caa1/B-	5,350,000
19,775	Insight Midwest LP, 10.50%, 11/1/10	B2/B	21,060,375
3,050	Intelsat Bermuda, Ltd., 8.25%, 1/15/13 (d)	B2/B+	3,164,375

Principal
Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Telecommunications (continued)
$11,706	MCI, Inc., 8.735%, 5/1/14	B2/B+	$13,154,618
9,250	Nextel Communications, Inc., 7.375%, 8/1/15	Ba3/BB	10,036,250
22,505	PanAmSat Corp., 6.875%, 1/15/28	Ba3/BB+	21,295,356
	Qwest Capital Funding, Inc.,
21,700	7.25%, 2/15/11	Caa2/B	20,886,250
46,500	7.90%, 8/15/10	Caa2/B	46,500,000
	Qwest Communications International, Inc.,
8,400	7.25%, 2/15/11	B3/B	8,169,000
26,600	7.50%, 2/15/14 (d)	B3/B	25,303,250
8,315	Qwest Services Corp., 13.50%, 12/15/10 (d)	Caa1/B	9,645,400
	Rural Cellular Corp.,
1,200	8.25%, 3/15/12	B2/B-	1,260,000
15,370	9.875%, 2/1/10	Caa1/CCC	15,946,375
9,400	Suncom Wireless, Inc., 8.50%, 6/1/13	Caa1/CCC-	8,718,500
6,500	Superior Essex Communications LP, 9.00%, 4/15/12	B3/B	6,467,500
	Time Warner Telecom Holdings, Inc.,
3,750	9.25%, 2/15/14	B2/CCC+	3,637,500
6,475	9.25%, 2/15/14 (d)	B2/CCC+	6,280,750
	Time Warner Telecom, Inc.,
2,275	9.75%, 7/15/08	B3/CCC+	2,297,750
1,275	10.125%, 2/1/11	B3/CCC+	1,281,375
			294,615,526

Tobacco—0.9%
5,000	Alliance One International, Inc., 11.00%, 5/15/12 (d)	B2/B	5,175,000
	Commonwealth Brands, Inc.
10,500	9.75%, 4/15/08 (d)	NR/NR	11,103,750
6,475	10.625%, 9/1/08 (a)(d)	NR/NR	6,847,313
			23,126,063

Transportation—0.1%
3,400	Grupo Transportacion Ferroviaria Mexicana SA de CV,
	9.375%, 5/1/12 (d)	B2/B+	3,553,000

Utilities—7.4%
30,805	AES Corp. , 8.75%, 5/15/13 (d)	Ba3/B+	34,578,612
	CMS Energy Corp.,
2,500	7.50%, 1/15/09	B1/B+	2,643,750
12,900	7.75%, 8/1/10	B1/B+	13,932,000
4,750	8.50%, 4/15/11	B1/B+	5,320,000
	Homer City Funding LLC,
3,360	8.137%, 10/1/19	Ba2/BB	3,780,000
3,360	8.734%, 10/1/26	Ba2/BB	3,948,068
12,000	IPALCO Enterprises, Inc., 8.625%, 11/14/11	Ba1/BB-	13,560,000
23,000	Legrand SA, 8.50%, 2/15/25	Ba3/BB-	27,945,000
	Midwest Generation LLC,
16,900	8.30%, 7/2/09, Ser. A	B1/B+	17,914,000
23,200	8.56%, 1/2/16, Ser. B	B1/B+	25,752,000
1,500	8.75%, 5/1/34	B1/B	1,687,500
	PSEG Energy Holdings LLC,
1,217	7.75%, 4/16/07	Ba3/BB-	1,262,637
21,000	8.50%, 6/15/11	Ba3/BB-	22,995,000
4,650	8.625%, 2/15/08	Ba3/BB-	4,963,875
5,500	10.00%, 10/1/09	Ba3/BB-	6,201,250
13,725	South Point Energy Center LLC, 8.40%, 5/30/12 (d)	B3/B-	13,038,672
2,450	Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)(d)	B1/B+	2,496,460
			202,018,824

Principal
Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Waste Management—0.7%
	Allied Waste North America, Inc.,
$4,500	6.375%, 4/15/11	B2/BB-	$4,342,500
12,966	9.25%, 9/1/12, Ser. B	B2/BB-	14,068,110
			18,410,610

	Total Corporate Bonds & Notes (cost—$2,156,678,134)		2,243,813,065

SOVEREIGN DEBT OBLIGATIONS—5.4%

Brazil—3.1%
	Federal Republic of Brazil,
58,158	8.00%, 4/15/14	B1/BB-	59,945,562
6,000	8.25%, 1/20/34	B1/BB-	5,883,000
8,250	8.875%, 4/15/24	B1/BB-	8,621,250
1,700	10.00%, 8/7/11, Ser. B	B1/BB-	1,952,450
2,000	10.50%, 7/14/14	B1/BB-	2,370,000
5,000	11.00%, 1/11/12	B1/BB-	5,962,500
			84,734,762

Guatemala—0.1%
1,850	Republic of Guatemala, 9.25%, 8/1/13	Ba2/BB-	2,191,205

Panama—0.7%
	Republic of Panama,
2,525	9.375%, 7/23/12	Ba1/BB	3,067,875
3,750	9.375%, 4/1/29	Ba1/BB	4,659,375
4,660	9.625%, 2/8/11	Ba1/BB	5,592,000
5,000	10.75%, 5/15/20	Ba1/BB	6,800,000
			20,119,250

Peru—0.8%
	Republic of Peru,
1,445	5.00%, 3/7/17, VRN	Ba3/BB	1,388,211
18,300	9.125%, 2/21/12	Ba3/BB	21,502,500
			22,890,711

Russia—0.7%
15,945	Russian Federation, 5.00%, 3/31/30, VRN	Baa3/BBB-	17,840,382

	Total Sovereign Debt Obligations (cost—$132,490,461)		147,776,310

SENIOR LOANS (a)(g)(h)—1.6%

Diversified Manufacturing—0.2%
	Invensys plc,
3,923	6.881%, 9/5/09, Term B		3,991,311
3,000	7.874%, 12/30/09		3,060,000
			7,051,311

Principal
Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Drugs & Medical Products—0.2%
	Warner Chilcott Co., Inc. ,
$1,466	5.96%, 1/18/12		$1,471,395
534	6.01%, 1/18/12		536,242
1,241	6.01%, 1/18/12, Term B		1,245,781
1,157	6.01%, 1/18/12, Term C		1,160,767
163	7.50%, 1/18/12, Term B		163,489
			4,577,674

Energy—0.0%
167	Headwaters, Inc., 8.65%, 4/30/11, Term C		168,229

Multi-Media—0.5%
12,828	Charter Communications Holdings LLC, 6.44%, 4/27/11, Term B		12,764,133

Oil & Gas—0.2%
	El Paso Corp.,
1,875	5.55%, 11/23/09, Term LC		1,889,062
3,088	6.125%, 11/23/09, Term B		3,112,586
			5,001,648

Real Estate—0.5%
	General Growth Properties, Inc.,
3,492	5.58%, 11/12/08, Term B		3,521,702
11,394	5.59%, 11/12/07, Term A		11,468,572
			14,990,274

	Total Senior Loans (cost—$44,235,837)		44,553,269

CONVERTIBLE BONDS—0.6%

Multi-Media—0.2%
7,100	Sinclair Broadcast Group, Inc., 4.875%, 7/15/18, VRN	B3/B	6,478,750

Tobacco—0.4%
9,250	Alliance One International, Inc., 6.25%, 3/31/07 (b)	NR/NR	9,367,090

	Total Convertible Bonds (cost—$15,541,138)		15,845,840

CALIFORNIA MUNICIPAL BONDS & NOTES—0.6%

	Los Angeles Community Redevelopment Agency Rev.,
550	8.25%, 9/1/07, Ser. H	NR/NR	559,278
725	9.00%, 9/1/12, Ser. H	NR/NR	784,240
1,160	9.75%, 9/1/17, Ser. H	NR/NR	1,298,179
1,375	9.75%, 9/1/22, Ser. H	NR/NR	1,537,992
2,170	9.75%, 9/1/27, Ser. H	NR/NR	2,415,818
3,480	9.75%, 9/1/32, Ser. H	NR/NR	3,856,084
	San Diego Redevelopment, Agency Tax Allocation,
1,785	6.59%, 11/1/13	Baa3/NR	1,760,135
1,435	7.49%, 11/1/18	Baa3/NR	1,484,048
1,885	7.74%, 11/1/21	Baa3/NR	1,965,527

	Total California Municipal Bonds & Notes (cost—$15,090,270)		15,661,301

		Credit Rating
Shares		(Moody’s/S&P)	Value*
PREFERRED STOCK—1.0%

Financing—1.0%
24,700	Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08		$25,873,250

Hotels/Gaming—0.0%
3,600	La Quinta Properties, Inc., 9.00%, Ser. A		92,844

	Total Preferred Stock (cost—$26,119,292)		25,966,094

COMMON STOCK—0.0%

Airlines—0.0%
47,225	US Airway Group, Inc., Aircraft Statutory Trust,
	Beneficial Interest Certificates (b) (cost—$0)		473

Principal
Amount (000)
SHORT-TERM INVESTMENTS — 8.3%

Sovereign Debt Obligations—4.1%
France—2.6%
€58,330	French Treasury Note BTAN, 5.00%, 7/12/05 (f)	Aaa/AAA	70,655,593

Germany—1.5%
€34,500	Federal Republic of Germany, 2.50%, 9/16/05 (f)	Aaa/AAA	41,798,102

	Total Sovereign Debt Obligations (cost—$113,184,382)		112,453,695

Commercial Paper—3.1%
Banking—1.1%
$30,700	Rabobank USA Financial Corp., 3.36%, 7/1/05	P-1/A-1+	30,700,000

Financial Services—2.0%
	UBS Finance LLC,
33,700	3.105%, 7/11/05	P-1/A-1+	33,670,934
21,100	3.365%, 10/14/05	P-1/A-1+	20,887,734
			54,558,668

	Total Commercial Paper (cost—$85,263,846)		85,258,668

U.S. Treasury Bills (i)—0.4%
9,520	2.92%-3.03%,9/1/05-9/15/05 (cost—$9,464,581)	Aaa/AAA	9,455,917

U.S. Government Agency Securities—0.1%
2,700	Fannie Mae, 3.25%, 9/14/05 (cost—$2,681,663)	Aaa/AAA	2,680,830

Principal
Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Corporate Notes—0.0%
Financing—0.0%
$231	Midland Funding II, 11.75%, 7/23/05, Ser. A (cost—$231,327)	Ba3/BB-	$231,270

Repurchase Agreements—0.6%
6,842	State Street Bank & Trust Co., dated 6/30/05, 2.65%, due 7/1/05, proceeds $6,842,504; collateralized by Freddie Mac, 2.125%, 5/11/15, valued at $6,980,316 including accrued interest		6,842,000
10,000	CS First Boston Corp., dated 6/30/05, 2.70%, due 7/1/05, proceeds $10,000,750; collateralized by U.S. Treasury Note, 4.00%, 2/15/14, valued at $10,233,907 including accrued interest		10,000,000

	Total Repurchase Agreements (cost—$16,842,000)		16,842,000

	Total Short-Term Investments (cost—$227,667,799)		226,922,380

	Total Investments Before Options Written
	(cost—$2,617,822,931)—100.0%		2,720,538,732

Contracts
OPTIONS WRITTEN (j)—0.0%
	Call Options Written
	Swap Option 3 Month LIBOR,
430,000	strike rate $3.85, expires 9/23/05		(51,170)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,300	strike price $115, expires 7/22/05		(121,875)
1,300	strike price $116, expires 7/22/05		(40,625)
1,850	strike price $115, expires 8/26/05		(607,031)
1,300	strike price $116, expires 8/26/05		(182,812)

			(1,003,513)

	Put Options Written
	Swap Option 3 Month LIBOR,
430,000	strike rate $4.50, expires 9/23/05		(22,188)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,300	strike price $110, expires 7/22/05		(20,313)
1,850	strike price $110, expires 8/26/05		(173,438)
865	strike price $110, expires 11/22/05		(459,531)

			(675,470)

	Total Options Written (premium received—$2,748,473)		(1,678,983)

	Total Investments Net of Options Written
	(cost—$2,615,074,458)—100.0%		$2,718,859,749

Notes to Schedule of Investments:

*                                         Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Senior Loans, for which a secondary market does not exist are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”).  Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.  Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.  The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)                                  Illiquid security.

(b)                                 Fair-valued security.

(c)                                  Issuer in default.

(d)                                 144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

(e)                                  Credit-linked trust certificate.

(f)                                    When-issued or delayed-delivery security.  To be settled/delivered after June 30, 2005.

(g)                                 Private Placement.  Restricted as to resale and may not have a readily available market.

(h)                                 These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium.  These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.  These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition.  Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)                                     All or partial amount segregated as collateral for futures contracts, when-issued or delay-delivery securities.

(j)                                     Non-income producing.

Glossary:

BTAN - French Government Treasury Note (Bons du Trésor `a Intéret Annuel Normalisé)

€ - Eurodollar

FRN - Floating Rate Note.  The interest rate disclosed reflects the rate in effect on June 30, 2005.

LIBOR - London Inter-Bank Offered Rate

NR - Not Rated

REIT - Real Estate Investment Trust.

VRN - Variable Rate Note.  The interest rate disclosed reflects the rate in effect on June 30, 2005.

Other Investments:

(a) Forward foreign currency contracts outstanding at June 30, 2005:

		U.S.$ Value on	U.S.$ Value on	Unrealized
		Origination Date	June 30, 2005	Depreciation

Purchased:	JPY settling 7/13/05	$32,742,048	$31,491,013	$1,251,035

Sold:	EUR settling 7/26/05	28,182,852	28,192,606	9,754
				$1,260,789

(b) Credit default swap contracts outstanding at June 30, 2005:

	Notional
	Amount Payable		Payments	Unrealized
Swap Counterparty/ Referenced Debt Obligation	on Default (000)	Termination Date	Received by Fund	Appreciation (Depreciation)

Bank of America N.A.
AES Corp.	$1,000	12/20/2007	1.50%	$5,930
Williams Cos Inc.	2,000	12/20/2007	1.25	8,687
Bear Stearns Company Inc.
AES Corp.	3,500	9/20/2007	2.15	76,354
Allied Waste	3,500	9/20/2007	2.18	58,340
AT&T	2,000	12/20/2007	1.52	61,786
AT&T	3,000	12/20/2009	2.34	241,418
Crown Cork SR	3,500	9/20/2007	2.38	46,504
CVC	3,000	12/20/2007	2.15	(4,571)
Georgia Pacific	1,500	12/20/2007	0.82	7,773
MCI Inc.	7,000	9/20/2005	1.75	27,203
MGM Mirage	3,500	9/20/2009	1.92	24,505
Owens - Brock SEC	7,000	9/20/2007	2.05	48,589
Royal Caribbean Cruises Ltd.	3,500	9/20/2007	1.50	68,908
Starwood Hotels & Resorts Worldwide Inc.	3,500	9/20/2007	1.20	46,171
Tenent Healthcare	3,000	12/20/2005	1.45	11,799
Credit Suisse First Boston Capital LLC
Allied Waste	3,000	12/20/2005	1.35	18,479
Bombardier Inc.	10,000	3/20/2006	2.60	177,141
MCI Inc.	7,000	12/20/2005	1.15	51,310
Vintage Petroleum Inc.	4,700	12/20/2009	1.91	102,987
Goldman Sachs Capital Markets, LP
HCA Inc.	1,000	12/20/2007	0.75	1,070
Starwood Hotels & Resorts Worldwide Inc.	1,000	12/20/2007	1.10	10,608
HSBC Bank
GMAC	6,000	6/20/2006	4.25	194,105
J.P. Morgan
Electronic Data Inc.	1,000	12/20/2007	1.30	13,072
Smurfit-Stone Container Enterprises Inc.	4,700	12/20/2009	2.30	20,541
Lehman Brothers Special Financing Inc.
ArvinMeritor Inc.	3,000	12/20/2009	2.35	(83,332)
General Motors Corp.	4,000	12/20/2005	0.82	(12,166)
Morgan Stanley Dean Witter
Georgia Pacific	5,000	12/20/2009	1.15	51,259
UBS AG
General Motor Acceptance Corp.	5,500	9/20/2006	5.05	252,930
Wachovia Bank
General Motors Corp.	11,200	3/20/2006	0.97	(100,619)
General Motors Corp.	2,750	3/20/2006	1.16	(20,809)
General Motors Corp.	8,600	3/20/2006	1.20	(62,798)
				$1,343,174

(c) Interest rate swap contracts outstanding at June 30, 2005:

			Rate Type
	Notional		Payments	Payments	Unrealized
Swap Counterparty	Amount (000)	Termination Date	Made by Fund	Received by Fund	Appreciation (Depreciation)
UBS AG	$680,000	3/16/2025	3 Month LIBOR	5.24%	$63,858,161
UBS AG	680,000	6/15/2025	5.25%	3 Month LIBOR	(20,987,724)
					$42,870,437

(d) Futures contracts outstanding at June 30, 2005:

	Notional
Type	Amount (000)	Expiration Date	Unrealized Appreciation
Long: 90 Day Euro Dollar	$658,750	3/13/06	$316,622

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of those controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: August 29, 2005

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: August 29, 2005

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: August 29, 2005